Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 873,801	¥ 1,001,587
Total gains (losses), Included in profit or loss	49,138	(29,286)
Total gains (losses), Included in other comprehensive income	30,390	17,813
Purchases	115,070	69,967
Sales	(48,224)	(46,674)
Issuances	(217,324)	(86,041)
Settlement	99,747	(24,207)
Transfers into Level 3		139
Transfers out of Level 3	4,650	473
Ending balance	907,248	903,771
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	49,673	(21,101)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(166,896)
Total gains (losses), Included in profit or loss	3,064	(1,899)
Total gains (losses), Included in other comprehensive income	775	(531)
Issuances	(217,324)	(86,041)
Settlement	135,967
Transfers out of Level 3	5,378
Ending balance	(239,036)	(88,471)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	3,041	(1,899)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(31)	(40,757)
Total gains (losses), Included in profit or loss	2,343	23,514
Total gains (losses), Included in other comprehensive income	5	4
Purchases	5,524	2,151
Sales	(3,987)	(3,039)
Settlement	(437)	(638)
Transfers out of Level 3	(135)	(1,603)
Ending balance	3,282	(20,368)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	4,028	11,455
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(3,588)	(2,715)
Total gains (losses), Included in profit or loss	1,799	688
Purchases	101	9
Sales		(156)
Transfers out of Level 3	(135)	(493)
Ending balance	(1,823)	(2,667)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,799	139
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(5,341)	(19,569)
Total gains (losses), Included in profit or loss	674	14,294
Transfers out of Level 3		(1,110)
Ending balance	(4,667)	(6,385)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	615	6,092
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	7,132	(17,730)
Total gains (losses), Included in profit or loss	(296)	5,691
Purchases	5,423	2,142
Sales	(3,987)	(2,883)
Ending balance	8,272	(12,780)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,442	2,382
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,766	(743)
Total gains (losses), Included in profit or loss	166	2,841
Total gains (losses), Included in other comprehensive income	5	4
Purchases		0
Settlement	(437)	(638)
Ending balance	1,500	1,464
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	172	2,842
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	594,227	583,939
Total gains (losses), Included in profit or loss	46,338	(11,963)
Total gains (losses), Included in other comprehensive income	20	(19)
Purchases	62,793	65,646
Sales	(43,652)	(38,657)
Settlement	(30,752)	(23,187)
Transfers into Level 3		9
Transfers out of Level 3	(1,207)	(1,496)
Ending balance	627,767	574,272
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	45,519	(11,980)
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	561,450	562,823
Total gains (losses), Included in profit or loss	47,629	(11,554)
Total gains (losses), Included in other comprehensive income	20	(19)
Purchases	58,818	61,115
Sales	(43,278)	(38,172)
Settlement	(28,643)	(22,591)
Transfers into Level 3		0
Transfers out of Level 3	(848)	(967)
Ending balance	595,148	550,635
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	46,888	(11,156)
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	32,777	21,116
Total gains (losses), Included in profit or loss	(1,291)	(409)
Total gains (losses), Included in other comprehensive income	0
Purchases	3,975	4,531
Sales	(374)	(485)
Settlement	(2,109)	(596)
Transfers into Level 3		9
Transfers out of Level 3	(359)	(529)
Ending balance	32,619	23,637
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,369)	(824)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	447,605	407,390
Total gains (losses), Included in other comprehensive income	29,590	18,359
Purchases	46,753	2,170
Sales	(585)	(4,978)
Settlement	(5,031)	(382)
Transfers into Level 3		130
Transfers out of Level 3	(1)	(20)
Ending balance	518,331	422,669
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	447,605	407,390
Total gains (losses), Included in other comprehensive income	29,590	18,359
Purchases	46,753	2,170
Sales	(585)	(4,978)
Settlement	(5,031)	(382)
Transfers into Level 3		130
Transfers out of Level 3	(1)	(20)
Ending balance	518,331	422,669
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(1,104)	51,015
Total gains (losses), Included in profit or loss	(2,607)	(38,938)
Total gains (losses), Included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Transfers into Level 3		0
Transfers out of Level 3	615	3,592
Ending balance	(3,096)	15,669
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ (2,915)	¥ (18,677)